SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Aug. 21, 2018
Accounting Policies [Line Items]
Foreign Currency Transactions, Description	The translation has been made at the rate of ¥6.4579 = US$1.00, the approximate exchange rate prevailing on June 30, 2021.	The translation has been made at the rate of ¥6.4579 = US$1.00, the approximate exchange rate prevailing on June 30, 2021.
Selling and Marketing Expense	¥ 8,038,965	$ 1,244,835	¥ 4,417,413	¥ 9,076,266
Allowance for Credit Losses			3,543,445			$ 548,703
Impairment of property and equipment	768,312	118,973	0	0
Impairment loss	0		0	0
Investment loss	266,707	41,300		959,905
Investment income			462,879
Revenue recognized	1,899,561	$ 294,147	0	122,996
Contract assets and contract liabilities from contracts with customers
Contract costs	48,795,906		31,537,586		$ 7,556,056
Contract liabilities	¥ 7,686,276		3,486,033		$ 1,190,221
Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	50 years	50 years
Shipping and Handling [Member]
Accounting Policies [Line Items]
Selling and Marketing Expense	¥ 444,824	$ 68,881	¥ 257,573	¥ 749,719
Minimum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years	2 years
Equity Method Investment, Ownership Percentage							8.00%
Maximum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Equity Method Investment, Ownership Percentage							43.00%
Motor vehicles [Member] | Minimum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Motor vehicles [Member] | Maximum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Office Equipment [Member] | Minimum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years	2 years
Office Equipment [Member] | Maximum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	shorter of the lease term or the estimated useful life	shorter of the lease term or the estimated useful life
Production equipment [Member] | Minimum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Production equipment [Member] | Maximum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	20 years	20 years